Trade Payables and Other Liabilities - Schedule of Noncurrent and Current Trade and Other Payables (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current:
Trade payables	$ 406	$ 511
Accrued expenses	522	496
Contract liabilities	840	895
Advances and deposits	66	68
Payables for property, plant and equipment and intangible assets	161	282
Other	97	97
Total	2,092	2,349
Non-current:
Payables for intangible assets	193	76
Contract liabilities	744	1,088
Other	85	26
Total	1,022	1,190
Deposits from customers	$ 36	$ 22